Basis of Presentation and Significant Accounting Policies - Additional Information (Details) € in Thousands, ¥ in Millions		1 Months Ended							12 Months Ended
		Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	May 31, 2017 USD ($)	Dec. 31, 2025 USD ($) customer	Dec. 31, 2024 USD ($) customer	Dec. 31, 2023 USD ($) customer	Dec. 31, 2024 EUR (€)	Oct. 31, 2024	Sep. 30, 2024
Basis of presentation and significant accounting policies
Cost of products sold									$ 620,273,000	$ 541,751,000	$ 472,603,000
Aggregate expense charged									300,000	300,000	300,000
Rights of use land pledged with net book value									4,100,000	4,200,000
Amortization expenses									1,200,000	1,100,000	1,000,000
Interest costs capitalized									0	0	300,000
Expected credit loss provision, current									8,900,000
Expected credit loss provision, Non current									0
Customer deposits									5,504,000	4,447,000
Customer deposits received									3,400,000	2,900,000
Revenue									$ 765,736,000	$ 650,935,000	$ 576,354,000
Employment benefits under Chinese social security laws									34.00%	35.00%	35.00%	35.00%
Employment benefits under Overseas social security laws									21.00%	26.00%	26.00%	26.00%
Chongqing Henglong Formed in 2012
Basis of presentation and significant accounting policies
Equity interest (as a percent)									70.00%
Jielong Formed in 2006
Basis of presentation and significant accounting policies
Equity interest (as a percent)									85.00%
CAAS Brazil's Imports and Trade In Automotive Parts Ltd., "Brazil Henglong"
Basis of presentation and significant accounting policies
Equity interest (as a percent)									94.19%	94.19%		94.19%
Shenyang Formed in 2002
Basis of presentation and significant accounting policies
Equity interest (as a percent)	[1]								70.00%
Wuhan Chuguanjie Automotive Science and Technology Ltd., "Wuhan Chuguanjie"
Basis of presentation and significant accounting policies
Equity interest (as a percent)									85.00%	85.00%		85.00%
Brazil Henglong Formed in 2012
Basis of presentation and significant accounting policies
Equity interest (as a percent)								15.84%	80.00%				94.19%	95.84%
Henglong KYB formed in 2018
Basis of presentation and significant accounting policies
Equity interest (as a percent)									66.60%
Wuhan Hyoseong was Formed in 2019
Basis of presentation and significant accounting policies
Equity interest (as a percent)									51.00%
Wuhu Hongrun New Material Co., Ltd., "Wuhu Hongrun"
Basis of presentation and significant accounting policies
Equity interest (as a percent)									62.00%	62.00%		62.00%
Brazil Henglong Formed in 2012
Basis of presentation and significant accounting policies
Minimum voting percentage to approve operational matters								94.19%
Wuhan Chuguanjie Automotive Science and Technology Ltd., "Wuhan Chuguanjie"
Basis of presentation and significant accounting policies
Percentage Of directors appointed by entity									67.00%
Shenyang Formed in 2002
Basis of presentation and significant accounting policies
Percentage Of directors appointed by entity									57.00%
Chongqing Henglong Formed in 2012
Basis of presentation and significant accounting policies
Percentage Of directors appointed by entity									60.00%
Sentient AB
Basis of presentation and significant accounting policies
Equity method investment, ownership percentage (as a percent)				40.00%	40.00%
Consideration for additional equity interest acquired				$ 24,500,000	¥ 155.2
Chongqing Venture Fund
Basis of presentation and significant accounting policies
Equity method investment, ownership percentage (as a percent)									18.50%
Hubei Venture Fund
Basis of presentation and significant accounting policies
Equity method investment, ownership percentage (as a percent)									39.40%
Suzhou Venture Fund
Basis of presentation and significant accounting policies
Equity method investment, ownership percentage (as a percent)									12.50%
Suzhou Qingshan
Basis of presentation and significant accounting policies
Equity method investment, ownership percentage (as a percent)									22.60%
Henglong KYB formed in 2018
Basis of presentation and significant accounting policies
Equity method investment, ownership percentage (as a percent)		60.00%	60.00%
Level 3
Basis of presentation and significant accounting policies
Wealth management financial products									$ 1,100,000			€ 2,100
General and administrative expense
Basis of presentation and significant accounting policies
Expected credit loss expense in general and administrative expenses									$ (700,000)	$ 1,000,000	$ 1,100,000
Revenue | Customer concentration risk
Basis of presentation and significant accounting policies
Number of customers | customer											1
Revenue | Customer concentration risk | Five largest customers
Basis of presentation and significant accounting policies
Number of customers | customer									5	5	5
Concentration risk (as a percent)									55.30%	56.90%	40.40%
Revenue | Customer concentration risk | Customer One
Basis of presentation and significant accounting policies
Concentration risk (as a percent)											17.20%
Revenue											$ 99,000,000
Revenue | Customer concentration risk | Two Customers
Basis of presentation and significant accounting policies
Number of customers | customer									2	2
Revenue									$ 286,700,000	$ 250,300,000
Accounts receivable | Credit concentration risk | Customer One
Basis of presentation and significant accounting policies
Concentration risk (as a percent)									36.50%	44.70%
Customer deposits
Basis of presentation and significant accounting policies
Customer deposits									$ 5,500,000	$ 4,400,000
Shipping and Handling
Basis of presentation and significant accounting policies
Cost of products sold									$ 6,100,000	6,100,000	5,700,000
Minimum
Basis of presentation and significant accounting policies
Finite-Lived intangible asset, useful life									2 years
Useful life of land and building									45 years
Cash equivalent deposit percentage									30.00%
Minimum | Use Rights
Basis of presentation and significant accounting policies
Property, plant and equipment, useful life									45 years
Maximum
Basis of presentation and significant accounting policies
Finite-Lived intangible asset, useful life									15 years
Useful life of land and building									50 years
Cash equivalent deposit percentage									100.00%
Maximum | Use Rights
Basis of presentation and significant accounting policies
Property, plant and equipment, useful life									50 years
Board of Directors Chairman | Shenyang Formed in 2002
Basis of presentation and significant accounting policies
Minimum voting percentage to approve operational matters									67.00%
Related parties
Basis of presentation and significant accounting policies
Cost of products sold									$ 34,038,000	30,088,000	27,288,000
Revenue									$ 33,528,000	$ 48,860,000	$ 47,514,000
Hubei Henglong | Revenue | Customer concentration risk
Basis of presentation and significant accounting policies
Concentration risk (as a percent)									21.60%	20.30%
Brazil Henglong | Revenue | Customer concentration risk
Basis of presentation and significant accounting policies
Concentration risk (as a percent)									16.20%	18.20%
CAAS Brazil's Imports and Trade In Automotive Parts Ltd., "Brazil Henglong"
Basis of presentation and significant accounting policies
Consideration for additional equity interest acquired								$ 0
Henglong KYB
Basis of presentation and significant accounting policies
Consideration for additional equity interest acquired		$ 15,500,000	¥ 110.0
Wuhu Henglong Automotive Steering System Co., Ltd., "Wuhu"
Basis of presentation and significant accounting policies
Consideration for additional equity interest acquired						$ 1,100,000	¥ 6.9
Brazil Henglong
Basis of presentation and significant accounting policies
Consideration for additional equity interest acquired								$ 0
Hubei Wanlong Investment Inc | Jielong Formed in 2006
Basis of presentation and significant accounting policies
Minority interest ownership percentage									15.00%
Hubei Wanlong Investment Inc | Wuhan Chuguanjie Automotive Science and Technology Ltd., "Wuhan Chuguanjie"
Basis of presentation and significant accounting policies
Minority interest ownership percentage									15.00%
Hubei Wanlong Investment Inc | Wuhan Chuguanjie Automotive Science and Technology Ltd., "Wuhan Chuguanjie"
Basis of presentation and significant accounting policies
Percentage Of directors appointed by entity									33.00%
The Saic Iveco Hongyan Company entity | Chongqing Henglong Formed in 2012
Basis of presentation and significant accounting policies
Minority interest ownership percentage									30.00%
The Saic Iveco Hongyan Company entity | Chongqing Henglong Formed in 2012
Basis of presentation and significant accounting policies
Percentage Of directors appointed by entity									40.00%
Mr. Ozias Gaia Da Silva | Brazil Henglong Formed in 2012
Basis of presentation and significant accounting policies
Minority interest ownership percentage									20.00%
Mr. Ademir Dal' Evedove | Brazil Henglong Formed in 2012
Basis of presentation and significant accounting policies
Minority interest ownership percentage									20.00%
Shenyang Automotive Industry Investment Corporation | Shenyang Formed in 2002
Basis of presentation and significant accounting policies
Minority interest ownership percentage									30.00%
Shenyang Automotive Industry Investment Corporation | Shenyang Formed in 2002
Basis of presentation and significant accounting policies
Percentage Of directors appointed by entity									43.00%
Henglong KYB | Henglong KYB formed in 2018
Basis of presentation and significant accounting policies
Minority interest ownership percentage									33.40%
Additional percentage		6.60%	6.60%
Wuhan Hyoseong | Wuhan Hyoseong was Formed in 2019
Basis of presentation and significant accounting policies
Minority interest ownership percentage									49.00%
Other two parties | Wuhu Hongrun New Material Co., Ltd., "Wuhu Hongrun"
Basis of presentation and significant accounting policies
Minority interest ownership percentage									38.00%

[1]	Shenyang was established in 2002 and focuses on power steering parts for light duty vehicles.